Label	Element	Value
AIG Global Trends Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AIG Global Trends Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AIG Global Trends Fund (the "Fund") seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the "Shareholder Account Information-Sales Charge Reductions and Waivers" section on page 9 of the Fund's Prospectus and in the "Additional Information Regarding Purchase of Shares" section on page 46 of the Fund's statement of additional information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended October 31, 2016, the Fund's portfolio turnover rate was 0% of the average value of its portfolio. Although the Fund engages in active trading of futures instruments, transactions in these futures instruments are not included in the calculation of the Fund's portfolio turnover rate. Trading of futures instruments will nonetheless result in the Fund incurring transaction costs and the active trading of such futures instruments may result in increased tax liability for shareholders.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to provide capital appreciation by utilizing an actively managed rules-based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities. The Fund generally seeks to implement this strategy by investing in futures contracts and futures-related instruments, including, but not limited to, U.S. and non-U.S. equity index futures, U.S. and non-U.S. fixed income futures, currency forwards, and commodity futures (collectively, "futures instruments") that provide the Fund with exposure to the various asset classes. Futures and forward contracts are contractual agreements that involve the right to receive, or obligation to deliver, assets or money depending on the performance of one or more underlying assets, currencies, or a market or economic index. The Fund may invest in such futures instruments both directly and indirectly through the Subsidiary (as described below). The Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by obligations of the U.S government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments, however, these instruments may also earn income for the Fund. The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund.

The Fund's strategy will normally involve investing in futures instruments that provide investment exposure to the following ten asset classes:

▶ U.S. equity markets ▶ Developed Europe equity markets excluding United Kingdom equity markets ▶ United Kingdom equity markets ▶ Developed Asia Pacific equity markets ▶ Emerging market equities	▶ U.S. fixed income ▶ Non-U.S. developed country fixed income ▶ Emerging market currencies ▶ Commodities — metals ▶ Commodities — energy and agriculture

Wellington Management Company LLP (the "Subadviser" or "Wellington Management") serves as subadviser to the Fund. Pursuant to Wellington Management's proprietary approach, which involves rules-based indicators and technical analysis, the Fund's investment exposure to each of these ten asset classes (based on the notional exposure of the futures) will generally be between 0% and 20% of the value of the Fund's net assets. The Fund's investment exposure to an asset class will fluctuate depending on the positive or negative signals identified by Wellington Management for the asset class, including based on whether an asset class is trending up, trending down or in a "range-bound" environment (i.e., where the market is trading in a relatively narrow range instead of trending). Wellington Management, in its sole discretion, will determine the allocation of the Fund's investment exposure across the asset classes. After asset class allocations are made, Wellington Management will generally allocate any remaining assets (i.e., assets remaining if the Fund's investment exposure to futures is less than 100%) to repurchase agreements and/or other money market instruments.

Investments in the Wholly-Owned Subsidiary. The Fund primarily gains exposure to commodities through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary invests primarily in commodity futures instruments and other investments designed to serve as collateral for the Subsidiary's futures instruments (i.e., repurchase agreements and money market instruments). The Subsidiary is managed by SunAmerica and subadvised by Wellington Management and has the same investment objective as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. Investment in the Subsidiary is expected to provide the Fund with commodity exposure within the limitations of the federal tax requirements that apply to the Fund.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Fund's investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment objective. If the value of the assets of the Fund goes down, you could lose money.

The principal risks of the Fund, which include risks associated with the asset classes underlying the Fund's investments in futures instruments, are:

Strategy Risk. Investors should note that the ability of the Subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the Subadviser, will influence the performance of the Fund significantly.

Futures Contracts Risk. The risks associated with the Fund's use of futures contracts include the risk that: (i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times.

Forwards Risk. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission ("CFTC") and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards.

Stock Market Volatility Risk. The value of an investment in the Fund may fluctuate in response to stock market movements. This volatility could affect the value of the investments in the Fund's portfolio exposed to equity markets.

Foreign Exposure Risk. Investments that provide exposure to foreign countries are subject to a number of risks. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect such an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Emerging Markets Risk. Emerging markets are riskier than more developed markets and investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Interest Rate Risk. Fixed income securities and currency and fixed income futures instruments are subject to changes in their value when prevailing interest rates change. The values of already-issued debt securities have an inverse relationship with changes in interest rates. The magnitude of these changes in value is generally greater for debt securities with longer maturities. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. The value of the Fund's currency and fixed income futures instruments will fluctuate in varying directions and amounts based on the specific types of futures instruments held by the Fund. The Fund's exposure to foreign fixed income instruments will also be subject to risks associated with foreign investments, as described above under "Foreign Exposure Risk" and "Emerging Markets Risk."

Credit Risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Credit risk could affect the value of the investments in the Fund's portfolio exposed to fixed income securities.

Bond Market Volatility. The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Fund's portfolio exposed to bonds or other fixed income securities.

Currency Risk. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments in futures instruments with underlying securities or instruments denominated in a foreign currency or may widen existing losses. In addition, investments denominated in the currencies of emerging markets generally have a higher degree of currency risk, as described above under "Emerging Markets Risk."

Commodity Exposure Risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity futures instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Leverage Risk. The Fund may invest in certain futures instruments that provide leveraged exposure. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may cause the Fund to lose more than the amount it invested in those instruments.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are managed by SunAmerica and subadvised by Wellington Management, making it unlikely that the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund.

Tax Risk. The Fund gains exposure to the commodities markets through investments in commodity-linked futures instruments and through its investment in the Subsidiary. In order for the Fund to qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income. As described, under "Shareholder Account Information — Tax, Dividend, Distribution and Account Policies" in this Prospectus, the Internal Revenue Service (the "IRS") has issued a revenue ruling which holds that income realized from certain types of commodity-linked derivatives would not be qualifying income. As such, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The Fund seeks to gain exposure to the commodities markets primarily through investments in the Subsidiary. Proposed tax regulations, if finalized in current form, would require that the Subsidiary distribute its annual net profit, if any, to the Fund. There can be no assurance that the IRS will continue to treat the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Fund as "qualifying income" for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Furthermore, the tax treatment of commodity-linked futures instruments and the Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, U.S. Treasury regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in this Prospectus and the SAI.

Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements.

Active Trading. Active trading of the Fund's portfolio will result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders.

Regulatory Risk. Based on the Fund's and its Subsidiary's current investment strategies, the Fund and the Subsidiary are each deemed a "commodity pool" and SunAmerica is considered a commodity pool operator ("CPO") with respect to the Fund and the Subsidiary under the Commodity Exchange Act. In addition, Wellington Management, as subadviser to the Fund and the Subsidiary, is considered a commodity trading adviser ("CTA") with respect to the Fund and the Subsidiary. SunAmerica is currently registered with the National Futures Association as a CPO and Wellington Management is registered as a CTA, and each acts as such with respect to the operation of the Fund and the Subsidiary. Due to recent regulatory changes, SunAmerica, Wellington Management and the Fund are currently assessing what, if any, additional regulatory requirements may be imposed and additional expenses may be incurred by the Fund. Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations relating to commodity pools is expected to increase Fund expenses, although the nature and extent of how these requirements will affect the Fund is uncertain. In addition, the CFTC or the Securities and Exchange Commission could at any time alter the regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes and interest rate futures) or options on commodity futures or swaps transactions by investment companies, which could result in the inability of the Fund to achieve its investment objective through its current strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing the Fund's performance from calendar year to calendar year, and compare the Fund's average annual returns to those of the MSCI ACWI Index, a broad measure of market performance, as well as to those of the Global Trends Blended Benchmark. The Global Trends Blended Benchmark is comprised of an approximate 50% weighting in each of MSCI ACWI Index and CitiGroup World Government Bond Index, as calculated by SunAmerica. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850 x6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing the Fund's performance from calendar year to calendar year, and compare the Fund's average annual returns to those of the MSCI ACWI Index, a broad measure of market performance, as well as to those of the Global Trends Blended Benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Global Trends Blended Benchmark is comprised of an approximate 50% weighting in each of MSCI ACWI Index and CitiGroup World Government Bond Index, as calculated by SunAmerica.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850 x6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aig.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AIG GLOBAL TRENDS FUND (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the Bar Chart, the highest return for a quarter was 5.21% (quarter ended 3/31/12) and the lowest return for a quarter was -4.69% (quarter ended 6/30/12).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.69%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the Table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2016)
AIG Global Trends Fund | MSCI ACWI Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	7.86%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	9.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2011
AIG Global Trends Fund | Global Trends Blended Benchmark
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	5.99%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	6.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2011
AIG Global Trends Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.32%	[2]
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	2.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.34%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%	[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 753
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,126
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,523
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,629
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	753
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,126
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,523
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,629
Annual Return 2012	rr_AnnualReturn2012	0.89%
Annual Return 2013	rr_AnnualReturn2013	5.20%
Annual Return 2014	rr_AnnualReturn2014	(3.00%)
Annual Return 2015	rr_AnnualReturn2015	(2.27%)
Annual Return 2016	rr_AnnualReturn2016	2.87%
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(3.08%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	(0.50%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.60%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2011
FeeWaiver	ck0001274768_FeeWaiver	(0.24%)	[2]
AIG Global Trends Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(3.08%)
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	(1.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.65%)
AIG Global Trends Fund | Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	(1.74%)	[5]
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	(0.70%)	[5]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.77%)	[5]
AIG Global Trends Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.32%	[2]
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.88%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	3.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.55%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.51%	[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-10 of the Prospectus for more information about the CDSCs.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	254
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	782
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,846
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	1.21%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2011
FeeWaiver	ck0001274768_FeeWaiver	(0.24%)	[2]
AIG Global Trends Fund | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Subsidiary (including Subsidiary Management Fee)	rr_Component2OtherExpensesOverAssets	0.32%	[2]
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	rr_ExpensesOverAssets	2.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.98%	[3],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.66%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
Average Annual Returns, Past 1 Year	rr_AverageAnnualReturnYear01	3.08%
Average Annual Returns, Past 5 Years	rr_AverageAnnualReturnYear05	0.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 15, 2011
FeeWaiver	ck0001274768_FeeWaiver	(0.24%)	[2]

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-10 of the Prospectus for more information about the CDSCs.
[2]	The Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate contract with SunAmerica Asset Management, LLC ("SunAmerica") for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of its net assets. SunAmerica has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to SunAmerica by the Subsidiary ("Management Fee Waiver"). This waiver may not be terminated by SunAmerica and will remain in effect for as long as SunAmerica's contract with the Subsidiary is in place.
[3]	Any waivers and/or reimbursements made by SunAmerica (except the Management Fee Waiver) are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense caps in effect at the time the waiver and/or reimbursement occurred.
[4]	Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.85% for Class A shares, 2.50% for Class C shares and 1.65% for Class W shares. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This Agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board who are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
[5]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.